Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of reconciliation of the differences between the statutory income tax rate

	For the year ended
	December 31,
	2017	2018	2019
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(11.5)	(10.4)	(10.0)
Change in valuation allowance	(13.5)	(14.6)	(15.0)
Effective income tax rate	-	-	-

Schedule of net operating tax loss carry forwards

As of December 31, 2019, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2020	34,177
Loss expiring in 2021	15,037
Loss expiring in 2022	19,771
Loss expiring in 2023	61,016
Loss expiring in 2024	29,343
159,344

Schedule of temporary differences to the deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	25,473	43,262
Accrued expense and other payables	5,303	6,615
Net operating tax loss carry forwards	31,938	39,836
Total deferred tax assets	62,714	89,713
Less: valuation allowance	(62,714)	(89,713)
Net deferred tax assets	-	-

Schedule of aggregate valuation allowances for deferred tax assets valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Addition	Balance at December 31
	RMB	RMB	RMB
2017	(39,613)	(8,942)	(48,555)
2018	(48,555)	(14,159)	(62,714)
2019	(62,714)	(26,999)	(89,713)